Inventories (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory	$ 1,638,038	$ 0
Prepaid and deposits for inventory	$ 1,074,403	$ 0